Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2023
Schedule of Group's derivative financial liabilities to the contractual maturity date.
	06.30.2023
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	15,792	435	358	267	360	17,212
Borrowings	40,617	27,349	20,908	7,025	12,042	107,941
Finance leases obligations	281	291	330	317	4,140	5,359
Derivative Financial Instruments	6	-	-	-	-	6
Total	56,696	28,075	21,596	7,609	16,542	130,518

	06.30.2022
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	9,971	222	86	56	86	10,421
Borrowings	132,974	22,572	4,635	248	683	161,112
Finance leases obligations	188	190	200	213	4,516	5,307
Derivative Financial Instruments	34	-	-	-	-	34
Total	143,167	22,984	4,921	517	5,285	176,874

Schedule of Group's key metrics in relation to managing its capital structure
	06.30.2023	06.30.2022
Gearing ratio (i)	22.83%	31.99%
Debt ratio (ii)	18.19%	24.31%